Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the Financial Results are as follows, summarized in Brazilian Reais: (Details) - Currency risk [member] - BRL (R$)
R$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	R$ (512,552)	R$ (110,210)
Exposure of assets and liabilities in foreign currencies	(8,276,899)	(6,960,157)
Cash And Cash Equivalents 1 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	1,562,136	2,855,979
Trade receivables [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	6,567,534	5,765,753
Trade Accounts Payable [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	(1,144,743)	(859,790)
Exchange rate variation on other liabilities
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	(15,274,760)	(14,947,793)
Other Assets And Liabilities Net [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	12,934	225,694
Hedge [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	R$ 7,764,347	R$ 6,849,947